UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     State Farm Investment Management Corp
Address:  1 State Farm Plz
          Bloomington, IL  617100001

13F File Number: 28-00536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Michael Tipsord
Title:    Vice Chairman, Treasurer, and CFO
Phone:    309-766-7009
Signature, Place, and Date of Signing:

     Michael Tipsord          Bloomington, Illinois     August 13, 2007

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

   13F File Number     Name

   28-00534            State Farm Mutual Automobile Insurance Company
   28-00096            Capital Guardian Trust Co.
   28-05480            Barclays Global Fund Advisors
   28-10487            Northern Trust Investments, N.A.
   28-05563            Bridgeway Capital Management Inc
   28-05014            Rainier Investment Management Inc


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.